Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events:

Public Offering. On January 24, 2025, the Company, successfully completed a public offering of 229,007 units containing common shares and warrants to purchase common shares (the “Class A Warrants”), at an offering price of $52.4 per unit (such numbers retroactively adjusted for the one-for-forty reverse stock split effected on April 1, 2025). The Class A Warrants also contained certain mechanisms pursuant to which the holders could exercise each Class A Warrant for no additional cash consideration. Accordingly, as of April 24, 2025, substantially all of the Class A Warrants have been exercised via such cashless mechanism and the Company has issued 1,920,000 common shares. Gross proceeds to the Company, before deducting placement agent’s fees and other offering expenses, were approximately $12.0 million. The Company intends to use the net proceeds of the offering for general corporate purposes, which may include, among other things, funding for working capital needs, debt repayments, and fleet expansion. Additionally, in connection with the offering, the Company issued to Maxim Group LLC, for acting as placement agent, a warrant to purchase up to 11,450 common shares, at an exercise price of $57.64 per common share, subject to certain customary anti-dilution adjustments (the “Placement Agent’s Warrant”).  The Placement Agent’s Warrant is exercisable commencing July 24, 2025 and will expire on July 24, 2028.

NASDAQ Minimum Bid Price. On March 7, 2025, the Company received a written notification from The Nasdaq Stock Market (“Nasdaq”), indicating that because the closing bid price of its common shares for 30 consecutive trading days, from January 23, 2025, to March 6, 2025, was below $1.00 per share, the Company is no longer in compliance with Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”). On April 1, 2025, the Company effected the Reverse Stock Split (as defined below) to regain compliance with the Minimum Bid Price Requirement. As of April 15, 2025, the closing bid price of the Company’s common shares remained at $1.00 per share or higher for ten consecutive business days and as such, the Company received a letter from Nasdaq confirming that the Company regained compliance with the Minimum Bid Price Requirement.

Fleet expansion. On March 21, 2025, the Company entered into a definitive agreement with an unaffiliated third party to bareboat charter-in, with the option to eventually purchase, a 2020-built, scrubber-fitted, Eco, Ultramax, dry bulk carrier with a carrying capacity of 63,668 dwt. Icon intends to operate the vessel under the name Charlie and expects to take delivery between May and August 2025, subject to the satisfaction of certain customary closing conditions. Icon has made an advance payment of $2,750 upon signing of the agreement and will pay an additional $2,750 upon delivery, followed by a hire rate of $7.50 per day over a three-year bareboat charter period. At the end of that period, Icon has the option to purchase the vessel for $18,000. Icon has secured a time charter for the M/V Charlie, whereby the vessel will be employed by a reputable dry bulk operator for a period of 9 to 12 months, at a floating daily hire rate linked to the Baltic Supramax Index. In addition to the daily hire rate, Icon will also receive part of the fuel cost savings to be realized by the charterer through the use of the vessel’s scrubber. The time charter is expected to commence immediately upon delivery of the M/V Charlie to Icon, subject to the satisfaction of certain customary closing conditions.

Reverse stock split. On April 1, 2025, Icon effected a reverse stock split (the “Reverse Stock Split”), whereby every 40 of its issued and outstanding common shares were automatically converted into 1, without any change in the par value per share or the total number of common shares Icon is authorized to issue. No fractional shares were issued in connection with the Reverse Stock Split. The Reverse Stock Split did not (i) affect any common shareholder’s ownership percentage (except as a result of the cancellation of fractional shares), (ii) have any direct impact on the market capitalization of the Company, or (iii) modify any voting rights or other terms of the common shares. Immediately before the Reverse Stock Split, Icon had 87,410,311 outstanding Common Shares, which were reduced to 2,185,230 common shares. The Company’s shareholders approved and granted the Board the authority to implement one or more reverse stock splits within a range of split ratios, at the Company’s annual meeting of shareholders held on March 17, 2025. Accordingly, all share and per share data presented in these consolidated financial statements give retroactive effect to the Reverse Stock Split as of the earliest period presented.

Dividend. On April 22, 2025, our Board of Directors approved a cash dividend of $0.07 per Common Share for the fourth quarter of 2024, payable on or around May 30, 2025, to all common shareholders of record as of May 16, 2025.